17. TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 17. TRANSACTIONS WITH RELATED PARTIES

The Company did not enter into any transactions with related parties during the year ended December 31, 2014.

During the year ended December 31, 2013, the Company paid consulting fees of $1,167 (December 31, 2012 - $Nil) to an immediate family member of an executive officer of the Company. The transaction was in the normal course of operations and was measured at the exchange amount, which represented the amount of consideration established and agreed to by the related party. All services under the agreement have been provided.